Deferred taxes - Summary of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax assets on the provision for employee profit sharing	$ 1,945	$ 3,220
Deferred tax assets on management fee provision	391	1,442
Deferred tax assets on deductible goodwill		1,260
Others	2	82
Deferred tax assets	2,338	6,004
Deferred tax liabilities on initial application of IFRS 16	185	365
Others		37
Deferred tax liabilities	$ 185	$ 402